Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Schedule of Finance Costs
	2024	2023

Interest on borrowings	16,629,906	17,606,995
Interest on BIA litigation	5,285,479	Nil
Interest on lease liabilities	3,142,114	3,086,680
Bank charges	95,796	133,220
Asset retirement obligation - accretion expenses	70,291	68,040
Exchange loss	10,338	20,284
	25,233,924	20,915,219